Operating Leases (Details) - Schedule of minimum lease payments of our operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Minimum Lease Payments of our Operating Lease Liabilities [Abstract]
2023	$ 182,526
2024	186,177
2025	94,320
Total future minimum lease payments, undiscounted	463,023
Less: Imputed interest for leases in excess of one year	32,135
Present value of future minimum lease payments	$ 430,888